Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

25. Taxation

(a)Value added tax

The Group is subject to statutory VAT rate of 13% for revenue from sales of vehicles and spare parts in the PRC.

Wheels Technology is subject to 13% VAT for software research and development and relevant services. Wheels Technology is entitled to a VAT refund in excess of 3% output VAT on the total VAT payable from April 2021, after completing the registration with relevant authorities and obtaining a refund approval from local tax bureau. For the years ended December 31, 2020, 2021 and 2022, nil, nil and RMB234,531 of VAT refunds were received and were recorded as Others, net.

(b)Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Mainland China and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

Beijing CHJ and Wheels Technology are qualified as a “high and new technology enterprise” under the EIT Law and are eligible for a preferential enterprise income tax rate of 15%, respectively. The high and new technology enterprise certificate is effective for a period of three years. Other Chinese companies are subject to enterprise income tax (“EIT”) at a uniform rate of 25% as of December 31, 2022.

25. Taxation (Continued)

Wheels Technology, which is our wholly-owned entity primarily engaged in the operations of technology, software research and development and relevant services, was awarded as a Software Enterprise and was thereby entitled to an income tax exemption for two years beginning from its first profitable calendar year since 2021, and a 50% reduction in the standard statutory rate for the subsequent three consecutive years.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses incurred as tax deductible expenses when determining their assessable profits for that year (the “R&D Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as R&D Deduction from January 1, 2018 to December 31, 2023.

Withholding tax on undistributed dividends

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which have an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to the PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Singapore

Corporate taxpayers are subject to Singapore income tax on income accruing in or derived from Singapore and foreign-source income received or deemed to be received in Singapore from outside Singapore, unless specifically exempted from tax. The prevailing corporate income tax rate in Singapore is 17%. Additionally, payments of dividends by the subsidiaries incorporated in Singapore to the Company are not subject to any Singapore withholding tax.

25. Taxation (Continued)

Composition of income tax expense and income tax benefit for the periods presented is as follows:

	For the Years Ended December 31,
	2020	2021	2022
Current income tax expense	—	—	1,331
Deferred income tax expense/(benefit)	(22,847)	168,643	(128,338)
Income tax (benefit)/expense	(22,847)	168,643	(127,007)

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense for each of the years presented are as follows:

	For the Years Ended December 31,
	2020	2021	2022
Loss before income tax expense	(188,877)	(152,812)	(2,159,355)
Income tax credit computed at PRC statutory income tax rate of 25%	(47,219)	(38,203)	(539,839)
Tax effect of tax‑exempt entity and preferential tax rate	30,140	(89,928)	(321,507)
Tax effect of R&D Deduction and others	(144,503)	(314,141)	(648,317)
Non‑deductible expenses	21,511	318,185	566,597
Change in valuation allowance	117,224	292,730	816,059
Income tax (benefit)/expense	(22,847)	168,643	(127,007)

For the years ended December 31, 2022, the loss before income tax expenses have increased and resulted in a larger net operating loss, which need to be fully valuation allowanced.

(c)Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent loss and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

25. Taxation (Continued)

The Group’s deferred tax assets (liabilities) consist of the following components:

	For the Years Ended December 31,
	2020	2021	2022
Deferred tax assets
Net operating loss carryforwards	1,144,397	1,119,659	1,522,412
Accrued expenses and others	66,773	228,734	416,517
Inventory write-downs and losses on inventory purchase commitments	—	—	219,518
Impairment of long-lived assets and allowance for credit losses	7,694	13,224	15,093
Acquisition of Changzhou Manufacturing Base Phase I and Phase II (Note 10) and Changzhou Huixiang (Note 5)	—	11,969	13,782
Depreciation and amortization	16,220	190	—
Unrealized financing cost and investment loss	13,125	—	900
Total deferred tax assets	1,248,209	1,373,776	2,188,222
Less: Valuation allowance	(1,004,665)	(1,297,395)	(2,113,455)
Deferred tax assets, net of valuation allowance	243,544	76,381	74,767
Deferred tax liabilities
Accelerated tax depreciation and others	(215,030)	(195,121)	(68,652)
Fair value change of certain investments	(5,667)	(15,087)	(9,157)
Total deferred tax liabilities	(220,697)	(210,208)	(77,809)
Deferred tax assets/(liabilities), net	22,847	(133,827)	(3,042)

A valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. Movement of valuation allowance is as follow:

	For the Years Ended December 31,
	2020	2021	2022
Valuation allowance
Balance at beginning of the year	887,441	1,004,665	1,297,395
Additions	148,458	395,955	1,147,602
Reversals	(31,234)	(103,225)	(331,542)
Balance at ending of the year	1,004,665	1,297,395	2,113,455

For the year ended December 31, 2022, the Group forecasted Beijing CHJ Automobile Technology Co., Ltd. (“Beijing CHJ Technology”) is likely to achieve pre-tax profit in 2023 and will be likely to utilize part of accumulated net loss carryforwards from prior years. As a result, the Group made an assessment and determined that a portion of the gross deferred tax assets of Beijing CHJ Technology is more-likely-than-not to be utilized in the future, and therefore concluded that the valuation allowance relating to these gross deferred tax assets, amounting to RMB63,432 for this subsidiary should be reversed in the income statement as a credit to income tax expense. Except for deferred tax assets recognised for Beijing CHJ Technology, all other deferred tax assets are fully valuation allowanced.

25. Taxation (Continued)

As of December 31, 2022, the Group had net operating loss carryforwards of approximately RMB6,993,136 which mainly arose from the Group’s certain subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC. These net operating losses can be carried forward to offset future taxable income and will expire during the period from 2023 to 2032. As of December 31, 2022, deferred tax assets which arose from the net operating loss carryforwards amounting to RMB1,458,980 were fully provided for a related valuation allowance, while the remaining RMB63,432 were expected to be utilized prior to expiration.

Uncertain Tax Positions

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2022.

(d)Consumption tax

Chongqing Lixiang Automobile Co Ltd (“Chongqing Lixiang Automobile”), as a subsidiary of the Company, is eligible for consumption tax rate of 3% and related surcharge. The consumption tax is calculated based on the sales price of its self-manufactured vehicles at 3% consumption tax rate from August 2021.